INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 7 – INTANGIBLES

As of March 31, 2022 and December 31, 2021, the Company has intangible assets of $542,310 and $458,033 from and after the acquisition of Magiclytics in February 2021. It is a platform that internally developed for revenue prediction from influencer collaboration and our digital platform Honeydrip.com.

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions and other purchases, which continue to be amortized:

	Weighted Average	March 31, 2022			December 31, 2021
	Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
Developed technology - Magiclytics	5	$275,489	$20,005	$255,484	$184,058	$10,791	$173,267
Developed technology - Magiclytics	-	286,826	-	286,826	284,766	-	284,766
		$562,315	$20,005	$542,310	$468,824	$10,791	$458,033

Amortization expense were $9,214 and $0 for the three months ended March 31, 2022 and 2021, respectively

NOTE 7 – INTANGIBLES

As of December 31, 2021 and 2020, the Company has intangible assets of $468,824 and $0 from and after the acquisition of Magiclytics in February 2021. It is a platform that internally developed for revenue prediction from influencer collaboration and our digital platform Honeydrip.com.

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions and other purchases, which continue to be amortized:

	Weighted Average	December 31, 2021			December 31, 2020
	Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
Developed technology -Honeydrip	5	$184,058	$10,791	$173,267	$-	$-	$-
Developed technology - Magiclytics	-	284,766	-	284,766	-	-	-
		$468,824	$10,791	$458,033	$-	$-	$-

Amortization expense were $10,791   and $0 for the year ended December 31, 2021 and for the period from January 2, 2020 (inception) to   December 31, 2020, respectively